DISCONTINUED OPERATIONS-INTERNATIONAL SOCIAL NETWORKING BUSINESSES AND MYPOINTS BUSINESS UNIT (Tables) - International social networking businesses and MyPoints business unit	12 Months Ended
Dec. 31, 2015
Schedule of revenues and income (loss) from discontinued operations

Revenues and income (loss) from discontinued operations related to the international social networking businesses and the MyPoints business unit were as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Revenues	$ 60,903	$ 62,454	$ 76,152
Operating expenses:
Cost of revenues	26,264	19,535	26,919
Sales and marketing	15,060	17,562	21,783
Technology and development	4,855	6,028	7,299
General and administrative	5,920	6,769	7,279
Amortization of intangible assets	409	422	399
Restructuring and other exit costs	(2)	1,458	1,193
Impairment of goodwill, intangible assets and long-lived assets	—	—	37,756

Total operating expenses	52,506	51,774	102,628

Operating income (loss)	8,397	10,680	(26,476)
Interest income	5	18	40
Other income, net	56	343	31

Income (loss) from discontinued operations before income taxes	8,458	11,041	(26,405)
Provision for income taxes	3,162	4,648	10,165

Income (loss) from discontinued operations, net of tax	$ 5,296	$ 6,393	$ (36,570)

Schedule of major classes of assets and liabilities included in discontinued operations

The major classes of assets and liabilities included in discontinued operations related to the international social networking businesses and the MyPoints business unit were as follows (in thousands):

	December 31,
	2015	2014
Assets
Current assets:
Cash and cash equivalents	$ 14,000	$ 11,164
Accounts receivable, net	8,296	8,577
Inventory, net	5,246	2,931
Deferred tax assets	—	367
Other current assets	3,148	2,310

Total current assets	30,690	25,349
Property and equipment, net	6,838	6,223
Goodwill	39,172	39,373
Intangible assets, net	335	733
Deferred tax assets	1,338	3,650
Other assets	228	246

Total assets	$ 78,601	$ 75,574

Liabilities
Current liabilities:
Accounts payable	$ 1,909	$ 3,031
Accrued liabilities	3,003	8,175
Member redemption liability	6,781	7,287
Deferred revenue	9,506	11,562

Total current liabilities	21,199	30,055
Member redemption liability	11,322	11,360
Deferred revenue	17	18
Deferred tax liabilities, net	2,488	548
Other liabilities	393	298

Total liabilities	$ 35,419	$ 42,279